Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share
7. Earnings per share
	2021	2020	2019

Net income attributable to shareholders of Novartis AG (USD millions)

- Continuing operations	24 021	8 072	7 142

- Discontinued operations			4 590

Total	24 021	8 072	11 732

Number of shares (in millions)
Weighted average number of shares outstanding used in basic earnings per share	2 243	2 277	2 291

Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	17	19	28

Weighted average number of shares in diluted earnings per share	2 260	2 296	2 319

Basic earnings per share (USD)
- Continuing operations	10.71	3.55	3.12

- Discontinued operations			2.00

Total	10.71	3.55	5.12

Diluted earnings per share (USD)
- Continuing operations	10.63	3.52	3.08

- Discontinued operations			1.98

Total	10.63	3.52	5.06

Basic earnings per share (EPS) is calculated by dividing net income attributable to shareholders of Novartis AG by the weighted average number of shares outstanding in a reporting period. This calculation excludes the average number of issued shares purchased by the Group and held as treasury shares.
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of all restricted shares, restricted share units, and the conversion of all potentially dilutive shares arising from options on Novartis shares that have been issued.
No options were excluded from the calculation of diluted EPS in 2021, 2020 or 2019, as all options were dilutive in all years.